SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025		$ 1,666,159
Carrying value	$ 3,833,079	$ 1,666,159	$ 4,140,337